LOSS PER ORDINARY SHARE	12 Months Ended
Dec. 31, 2020
LOSS PER ORDINARY SHARE
LOSS PER ORDINARY SHARE

NOTE 26 - LOSS PER ORDINARY SHARE:

a.	Basic

The basic loss per share is calculated by dividing the loss by the weighted average number of ordinary shares in issue during the period.

The following is data taken into account in the computation of basic loss per share:

	Year Ended December 31,
	2020	2019	2018
Loss (U.S. dollars in thousands)	76,173	42,304	38,820
Weighted average number of ordinary shares outstanding during the period (in thousands)	364,276	296,922	231,204
Basic loss per share (U.S. dollars)	0.21	0.14	0.17

b.	Diluted

Diluted loss per share is calculated by adjusting the weighted average number of ordinary shares outstanding, assuming conversion of all potentially dilutive ordinary shares, using the treasury stock method. The Company had two categories of potentially dilutive ordinary shares: warrants issued to investors and options issued to employees and service providers. The effect of these options and warrants for all reporting years is anti-dilutive.